Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Commitments	Future minimum lease commitments, including cost escalation clauses, for the next five years and thereafter are as follows:

Lease Payments
2019	$10.2
2020	9.3
2021	5.1
2022	2.9
2023	2.3
Thereafter	3.2
Total	$33.0